Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41796
Entity Registrant Name	NATURE WOOD GROUP LIMITED
Entity Central Index Key	0001948294
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Avenida da Amizade no. 1287
Entity Address, Address Line Two	Chong Fok Centro Comercial
Entity Address, City or Town	Macau S.A.R.
Entity Address, Postal Zip Code	13 E
Title of 12(b) Security	American depositary shares, each representing eight ordinary shares, par value $0.001 per share
Trading Symbol	NWGL
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Bankruptcy Proceedings, Reporting Current	false
Entity Common Stock, Shares Outstanding	132,425,321
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1171
Auditor Name	WWC, P.C.
Auditor Location	San Mateo, California
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Avenida da Amizade no. 1287
Entity Address, Address Line Two	Chong Fok Centro Comercial
Entity Address, City or Town	Macau S.A.R.
Entity Address, Postal Zip Code	13 E
City Area Code	853
Local Phone Number	2855-3594
Contact Personnel Name	Jianjun Zeng
Contact Personnel Email Address	johnny@nature-wood.com